Goodwill, VOBA and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, VOBA and Other Intangible Assets
GOODWILL, VOBA AND OTHER INTANGIBLE ASSETS
Information about goodwill is as follows:

	Goodwill for the Years Ended December 31,
	2015	2014	2013
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(139,532)	(139,532)
Balance as of December 31:	$17,285	$17,285	$17,285

In accordance with the goodwill guidance, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would "more likely than not" reduce the estimated fair value of the Company below its carrying value.
The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the Company’s total estimated fair value as calculated in Step 1. The excess of fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company’s goodwill impairment. Alternatively, the amended intangibles-goodwill and other guidance provides the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an entity is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that its fair value is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test, described above.
In the fourth quarters of 2015, 2014 and 2013, the Company conducted our annual assessments of goodwill. During the year ended December 31, 2014, the Company changed its annual testing date from November 30 to October 1. With respect to its annual goodwill testing date, management believes that this voluntary change in accounting method is preferable as it better aligns the annual impairment testing date with the Company’s strategic planning cycle, which is a significant element in the testing process. This change in annual testing date does not delay, accelerate or avoid an impairment charge.
In 2015, the Company chose the option to perform a qualitative assessment under the amended intangibles - goodwill and other guidance. In 2014 and 2013, the Company performed a Step 1 test. Based on these tests, it was determined that goodwill was not impaired.
Information about VOBA is as follows:

	For the Years Ended December 31,
	2015	2014	2013
Beginning balance	$10,129	$11,555	$13,105
Amortization, net of interest accrued	(1,323)	(1,426)	(1,550)
Ending balance	$8,806	$10,129	$11,555

As of December 31, 2015, the entire outstanding balance of VOBA relates to the Company's preneed business. VOBA in this business assumes an interest rate ranging from 5.4% to 7.5%.
At December 31, 2015 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Amount
Year
2016	$1,227
2017	1,131
2018	961
2019	874
2020	791
Thereafter	3,822
Total	$8,806

Information about other intangible assets is as follows:

	As of December 31,
	2015			2014
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(25,048)	$12,972	$38,020	$(23,260)	$14,760

Other intangible assets amortization was $1,788 for 2015, 2014 and 2013.
Other intangible assets that have finite lives are amortized over their useful lives. The estimated amortization of other intangible assets, which mainly include customers contracts, are as follows:

Amount
Year
2016	$1,788
2017	1,788
2018	1,788
2019	1,788
2020	1,788
Thereafter	4,032
Total other intangible assets with finite lives	$12,972